Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	Forward Funds
Central Index Key	0000889188
Amendment Flag	false
Document Creation Date	Oct 19, 2012
Document Effective Date	Oct 19, 2012
Prospectus Date	May 1, 2012

FORWARD FUNDS

Supplement dated October 19, 2012

to the

Forward Funds Investor Class and Institutional Class Prospectus (the “No-Load Prospectus”) and

Forward Funds Class A, Class B, Class C and Class M Prospectus (the “Load Prospectus”)

each dated May 1, 2012, as supplemented

The following information applies to the Forward Tactical Enhanced Fund (the “Fund”) only:

At a meeting of the Board of Trustees of Forward Funds (the “Trust”) held on October 11, 2012, the Trustees, including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended), approved, on behalf of the Fund effective November 1, 2012: (i) changes to the principal investment strategies and principal risks of the Fund; (ii) the termination of the Investment Sub-Advisory Agreement among Forward Management, LLC, the investment advisor (“Forward Management”), the Trust and Broadmark Asset Management, LLC (“Broadmark”); (iii) changes to the advisory arrangement of the Fund; and (iv) a reduction in the management fee and expense limits for the Fund.

Changes to Principal Investment Strategies

Effective November 1, 2012, the section titled “Principal Investment Strategies” on page 96 of the No-Load Prospectus and page 100 of the Load Prospectus shall be replaced in its entirety to read as follows:

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of instruments providing exposure, both long and short, to the U.S. and non-U.S. equity markets, including exchange-traded funds (“ETFs”), futures and options on securities, securities indices and shares of ETFs. The Fund may seek exposure to equity securities of issuers in all market capitalization ranges, including small capitalization companies, without limitation.

Under certain market conditions, the Fund may hold a substantial portion of its assets in cash, cash equivalents, and/or in fixed income securities that are investment grade quality and have maturities of less than three years (“Fixed Income Securities”). The Fund’s Fixed Income Securities may include investments in the Forward Floating NAV Short Duration Fund or other Forward Funds.

The Fund’s investment strategy seeks to identify potential long and short investments for the Fund through quantitative analysis of factors including market breadth, market price movements, market trends and market volatility. The Fund is expected to have significant investments in Fixed Income Securities when attractive long or short investment opportunities are not available. The Advisor adjusts the mix of the Fund’s long, short and Fixed Income Securities investments based on its analysis of market conditions and at times the Fund’s investment positions may be primarily long, short or in Fixed Income Securities. The Fund may employ leveraged investment techniques to increase the Fund’s exposure to specific investment opportunities. Generally, the Fund will maintain net investment exposure between 100% net long and 100% net short, although the Fund may have investment exposure up to 200% net long.

****

Effective November 1, 2012, the following paragraph is added following the first paragraph under the heading "Performance Information" in the Fund's "Fund Summary" section in the No-Load Prospectus and Load Prospectus:

On November 1, 2012, Forward Management assumed all responsibilities for selecting the Fund's investments and incorporated new principal investment strategies for the Fund as discussed above under "Principal Investment Strategies." Performance figures shown below for periods before November 1, 2012 represent performance of the prior sub-advisor to the Fund under the previous investment strategies for the Fund.

Accordingly, effective November 1, 2012, the following changes are made:

The “Annual Fund Operating Expenses” table and the “Examples” table for the Fund on page 96 of the No-Load Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

	Investor Class	Institutional Class
Management Fee(1)	1.15%	1.15%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.05%
Other Expenses(1)	0.37%	0.37%
Acquired Fund Fees and Expenses(1)	0.35%	0.35%
Total Annual Fund Operating Expenses	2.27%	1.92%
Fee Waiver and/or Expense Reimbursement(2)	–0.08%	–0.08%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.19%	1.84%

(1)	Restated to reflect current fees.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013, in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.84% and 1.49%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class
1 Year	$222	$187
3 Years	$701	$595
5 Years	$1,207	$1,029
10 Years	$2,595	$2,234

****

The “Annual Fund Operating Expenses” table and the “Examples” table for the Fund on page 100 of the Load Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

	Class A	Class C	Class M
Management Fee(1)	1.15%	1.15%	1.15%
Distribution (12b-1) Fees	0.35%	0.75%	N/A
Shareholder Services Fees	0.20%	0.25%	0.05%
Other Expenses(1)	0.37%	0.37%	0.37%
Acquired Fund Fees and Expenses(1)	0.35%	0.35%	0.35%
Total Annual Fund Operating Expenses	2.42%	2.87%	1.92%
Fee Waiver and/or Expense Reimbursement(2)	–0.08%	–0.08%	–0.08%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.34%	2.79%	1.84%

(1)	Restated to reflect current fees.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013, in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Class A, Class C and Class M shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.99%, 2.44% and 1.49%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class A, Class C or Class M shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C	Class M
1 Year	$798	$382	$187
3 Years	$1,279	$881	$595
5 Years	$1,784	$1,505	$1,029
10 Years	$3,163	$3,185	$2,234

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C	Class M
1 Year	$798	$282	$187
3 Years	$1,279	$881	$595
5 Years	$1,784	$1,505	$1,029
10 Years	$3,163	$3,185	$2,234

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Forward Funds
Prospectus Date	rr_ProspectusDate	May 1, 2012
Supplement [Text Block]	ff4_SupplementTextBlock

FORWARD FUNDS

Supplement dated October 19, 2012

to the

Forward Funds Investor Class and Institutional Class Prospectus (the “No-Load Prospectus”) and

Forward Funds Class A, Class B, Class C and Class M Prospectus (the “Load Prospectus”)

each dated May 1, 2012, as supplemented

The following information applies to the Forward Tactical Enhanced Fund (the “Fund”) only:

At a meeting of the Board of Trustees of Forward Funds (the “Trust”) held on October 11, 2012, the Trustees, including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended), approved, on behalf of the Fund effective November 1, 2012: (i) changes to the principal investment strategies and principal risks of the Fund; (ii) the termination of the Investment Sub-Advisory Agreement among Forward Management, LLC, the investment advisor (“Forward Management”), the Trust and Broadmark Asset Management, LLC (“Broadmark”); (iii) changes to the advisory arrangement of the Fund; and (iv) a reduction in the management fee and expense limits for the Fund.

Changes to Principal Investment Strategies

Effective November 1, 2012, the section titled “Principal Investment Strategies” on page 96 of the No-Load Prospectus and page 100 of the Load Prospectus shall be replaced in its entirety to read as follows:

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of instruments providing exposure, both long and short, to the U.S. and non-U.S. equity markets, including exchange-traded funds (“ETFs”), futures and options on securities, securities indices and shares of ETFs. The Fund may seek exposure to equity securities of issuers in all market capitalization ranges, including small capitalization companies, without limitation.

Under certain market conditions, the Fund may hold a substantial portion of its assets in cash, cash equivalents, and/or in fixed income securities that are investment grade quality and have maturities of less than three years (“Fixed Income Securities”). The Fund’s Fixed Income Securities may include investments in the Forward Floating NAV Short Duration Fund or other Forward Funds.

The Fund’s investment strategy seeks to identify potential long and short investments for the Fund through quantitative analysis of factors including market breadth, market price movements, market trends and market volatility. The Fund is expected to have significant investments in Fixed Income Securities when attractive long or short investment opportunities are not available. The Advisor adjusts the mix of the Fund’s long, short and Fixed Income Securities investments based on its analysis of market conditions and at times the Fund’s investment positions may be primarily long, short or in Fixed Income Securities. The Fund may employ leveraged investment techniques to increase the Fund’s exposure to specific investment opportunities. Generally, the Fund will maintain net investment exposure between 100% net long and 100% net short, although the Fund may have investment exposure up to 200% net long.

****

Effective November 1, 2012, the following paragraph is added following the first paragraph under the heading "Performance Information" in the Fund's "Fund Summary" section in the No-Load Prospectus and Load Prospectus:

On November 1, 2012, Forward Management assumed all responsibilities for selecting the Fund's investments and incorporated new principal investment strategies for the Fund as discussed above under "Principal Investment Strategies." Performance figures shown below for periods before November 1, 2012 represent performance of the prior sub-advisor to the Fund under the previous investment strategies for the Fund.

Accordingly, effective November 1, 2012, the following changes are made:

The “Annual Fund Operating Expenses” table and the “Examples” table for the Fund on page 96 of the No-Load Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

	Investor Class	Institutional Class
Management Fee(1)	1.15%	1.15%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.05%
Other Expenses(1)	0.37%	0.37%
Acquired Fund Fees and Expenses(1)	0.35%	0.35%
Total Annual Fund Operating Expenses	2.27%	1.92%
Fee Waiver and/or Expense Reimbursement(2)	–0.08%	–0.08%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.19%	1.84%

(1)	Restated to reflect current fees.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013, in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.84% and 1.49%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class
1 Year	$222	$187
3 Years	$701	$595
5 Years	$1,207	$1,029
10 Years	$2,595	$2,234

****

The “Annual Fund Operating Expenses” table and the “Examples” table for the Fund on page 100 of the Load Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

	Class A	Class C	Class M
Management Fee(1)	1.15%	1.15%	1.15%
Distribution (12b-1) Fees	0.35%	0.75%	N/A
Shareholder Services Fees	0.20%	0.25%	0.05%
Other Expenses(1)	0.37%	0.37%	0.37%
Acquired Fund Fees and Expenses(1)	0.35%	0.35%	0.35%
Total Annual Fund Operating Expenses	2.42%	2.87%	1.92%
Fee Waiver and/or Expense Reimbursement(2)	–0.08%	–0.08%	–0.08%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.34%	2.79%	1.84%

(1)	Restated to reflect current fees.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013, in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Class A, Class C and Class M shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.99%, 2.44% and 1.49%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class A, Class C or Class M shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C	Class M
1 Year	$798	$382	$187
3 Years	$1,279	$881	$595
5 Years	$1,784	$1,505	$1,029
10 Years	$3,163	$3,185	$2,234

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C	Class M
1 Year	$798	$282	$187
3 Years	$1,279	$881	$595
5 Years	$1,784	$1,505	$1,029
10 Years	$3,163	$3,185	$2,234

No Load | Forward Tactical Enhanced Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff4_SupplementTextBlock

FORWARD FUNDS

Supplement dated October 19, 2012

to the

Forward Funds Investor Class and Institutional Class Prospectus (the “No-Load Prospectus”) and

Forward Funds Class A, Class B, Class C and Class M Prospectus (the “Load Prospectus”)

each dated May 1, 2012, as supplemented

The following information applies to the Forward Tactical Enhanced Fund (the “Fund”) only:

At a meeting of the Board of Trustees of Forward Funds (the “Trust”) held on October 11, 2012, the Trustees, including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended), approved, on behalf of the Fund effective November 1, 2012: (i) changes to the principal investment strategies and principal risks of the Fund; (ii) the termination of the Investment Sub-Advisory Agreement among Forward Management, LLC, the investment advisor (“Forward Management”), the Trust and Broadmark Asset Management, LLC (“Broadmark”); (iii) changes to the advisory arrangement of the Fund; and (iv) a reduction in the management fee and expense limits for the Fund.

Changes to Principal Investment Strategies

Effective November 1, 2012, the section titled “Principal Investment Strategies” on page 96 of the No-Load Prospectus and page 100 of the Load Prospectus shall be replaced in its entirety to read as follows:

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of instruments providing exposure, both long and short, to the U.S. and non-U.S. equity markets, including exchange-traded funds (“ETFs”), futures and options on securities, securities indices and shares of ETFs. The Fund may seek exposure to equity securities of issuers in all market capitalization ranges, including small capitalization companies, without limitation.

Under certain market conditions, the Fund may hold a substantial portion of its assets in cash, cash equivalents, and/or in fixed income securities that are investment grade quality and have maturities of less than three years (“Fixed Income Securities”). The Fund’s Fixed Income Securities may include investments in the Forward Floating NAV Short Duration Fund or other Forward Funds.

The Fund’s investment strategy seeks to identify potential long and short investments for the Fund through quantitative analysis of factors including market breadth, market price movements, market trends and market volatility. The Fund is expected to have significant investments in Fixed Income Securities when attractive long or short investment opportunities are not available. The Advisor adjusts the mix of the Fund’s long, short and Fixed Income Securities investments based on its analysis of market conditions and at times the Fund’s investment positions may be primarily long, short or in Fixed Income Securities. The Fund may employ leveraged investment techniques to increase the Fund’s exposure to specific investment opportunities. Generally, the Fund will maintain net investment exposure between 100% net long and 100% net short, although the Fund may have investment exposure up to 200% net long.

****

Effective November 1, 2012, the following paragraph is added following the first paragraph under the heading "Performance Information" in the Fund's "Fund Summary" section in the No-Load Prospectus and Load Prospectus:

On November 1, 2012, Forward Management assumed all responsibilities for selecting the Fund's investments and incorporated new principal investment strategies for the Fund as discussed above under "Principal Investment Strategies." Performance figures shown below for periods before November 1, 2012 represent performance of the prior sub-advisor to the Fund under the previous investment strategies for the Fund.

Accordingly, effective November 1, 2012, the following changes are made:

The “Annual Fund Operating Expenses” table and the “Examples” table for the Fund on page 96 of the No-Load Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

	Investor Class	Institutional Class
Management Fee(1)	1.15%	1.15%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.05%
Other Expenses(1)	0.37%	0.37%
Acquired Fund Fees and Expenses(1)	0.35%	0.35%
Total Annual Fund Operating Expenses	2.27%	1.92%
Fee Waiver and/or Expense Reimbursement(2)	–0.08%	–0.08%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.19%	1.84%

(1)	Restated to reflect current fees.

(2)	The Fund's investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013, in amounts necessary to limit the Fund's operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund's average daily net assets) of 1.84% and 1.49%, respectively. This expense limitation arrangement may not be terminated by the Fund's investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class
1 Year	$222	$187
3 Years	$701	$595
5 Years	$1,207	$1,029
10 Years	$2,595	$2,234

****

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund's total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in a diversified portfolio of instruments providing exposure, both long and short, to the U.S. and non-U.S. equity markets, including exchange-traded funds ("ETFs"), futures and options on securities, securities indices and shares of ETFs. The Fund may seek exposure to equity securities of issuers in all market capitalization ranges, including small capitalization companies, without limitation.

Under certain market conditions, the Fund may hold a substantial portion of its assets in cash, cash equivalents, and/or in fixed income securities that are investment grade quality and have maturities of less than three years ("Fixed Income Securities"). The Fund's Fixed Income Securities may include investments in the Forward Floating NAV Short Duration Fund or other Forward Funds.

		The Fund's investment strategy seeks to identify potential long and short investments for the Fund through quantitative analysis of factors including market breadth, market price movements, market trends and market volatility. The Fund is expected to have significant investments in Fixed Income Securities when attractive long or short investment opportunities are not available. The Advisor adjusts the mix of the Fund's long, short and Fixed Income Securities investments based on its analysis of market conditions and at times the Fund's investment positions may be primarily long, short or in Fixed Income Securities. The Fund may employ leveraged investment techniques to increase the Fund's exposure to specific investment opportunities. Generally, the Fund will maintain net investment exposure between 100% net long and 100% net short, although the Fund may have investment exposure up to 200% net long.
No Load | Forward Tactical Enhanced Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.15%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Shareholder Services Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.27%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.19%	[1]
1 Year	rr_ExpenseExampleYear01	222
3 Years	rr_ExpenseExampleYear03	701
5 Years	rr_ExpenseExampleYear05	1,207
10 Years	rr_ExpenseExampleYear10	2,595
No Load | Forward Tactical Enhanced Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.15%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Shareholder Services Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.92%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.84%	[1]
1 Year	rr_ExpenseExampleYear01	187
3 Years	rr_ExpenseExampleYear03	595
5 Years	rr_ExpenseExampleYear05	1,029
10 Years	rr_ExpenseExampleYear10	2,234
Load | Forward Tactical Enhanced Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff4_SupplementTextBlock

FORWARD FUNDS

Supplement dated October 19, 2012

to the

Forward Funds Investor Class and Institutional Class Prospectus (the “No-Load Prospectus”) and

Forward Funds Class A, Class B, Class C and Class M Prospectus (the “Load Prospectus”)

each dated May 1, 2012, as supplemented

The following information applies to the Forward Tactical Enhanced Fund (the “Fund”) only:

At a meeting of the Board of Trustees of Forward Funds (the “Trust”) held on October 11, 2012, the Trustees, including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended), approved, on behalf of the Fund effective November 1, 2012: (i) changes to the principal investment strategies and principal risks of the Fund; (ii) the termination of the Investment Sub-Advisory Agreement among Forward Management, LLC, the investment advisor (“Forward Management”), the Trust and Broadmark Asset Management, LLC (“Broadmark”); (iii) changes to the advisory arrangement of the Fund; and (iv) a reduction in the management fee and expense limits for the Fund.

Changes to Principal Investment Strategies

Effective November 1, 2012, the section titled “Principal Investment Strategies” on page 96 of the No-Load Prospectus and page 100 of the Load Prospectus shall be replaced in its entirety to read as follows:

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of instruments providing exposure, both long and short, to the U.S. and non-U.S. equity markets, including exchange-traded funds (“ETFs”), futures and options on securities, securities indices and shares of ETFs. The Fund may seek exposure to equity securities of issuers in all market capitalization ranges, including small capitalization companies, without limitation.

Under certain market conditions, the Fund may hold a substantial portion of its assets in cash, cash equivalents, and/or in fixed income securities that are investment grade quality and have maturities of less than three years (“Fixed Income Securities”). The Fund’s Fixed Income Securities may include investments in the Forward Floating NAV Short Duration Fund or other Forward Funds.

The Fund’s investment strategy seeks to identify potential long and short investments for the Fund through quantitative analysis of factors including market breadth, market price movements, market trends and market volatility. The Fund is expected to have significant investments in Fixed Income Securities when attractive long or short investment opportunities are not available. The Advisor adjusts the mix of the Fund’s long, short and Fixed Income Securities investments based on its analysis of market conditions and at times the Fund’s investment positions may be primarily long, short or in Fixed Income Securities. The Fund may employ leveraged investment techniques to increase the Fund’s exposure to specific investment opportunities. Generally, the Fund will maintain net investment exposure between 100% net long and 100% net short, although the Fund may have investment exposure up to 200% net long.

****

Effective November 1, 2012, the following paragraph is added following the first paragraph under the heading "Performance Information" in the Fund's "Fund Summary" section in the No-Load Prospectus and Load Prospectus:

On November 1, 2012, Forward Management assumed all responsibilities for selecting the Fund's investments and incorporated new principal investment strategies for the Fund as discussed above under "Principal Investment Strategies." Performance figures shown below for periods before November 1, 2012 represent performance of the prior sub-advisor to the Fund under the previous investment strategies for the Fund.

The “Annual Fund Operating Expenses” table and the “Examples” table for the Fund on page 100 of the Load Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

	Class A	Class C	Class M
Management Fee(1)	1.15%	1.15%	1.15%
Distribution (12b-1) Fees	0.35%	0.75%	N/A
Shareholder Services Fees	0.20%	0.25%	0.05%
Other Expenses(1)	0.37%	0.37%	0.37%
Acquired Fund Fees and Expenses(1)	0.35%	0.35%	0.35%
Total Annual Fund Operating Expenses	2.42%	2.87%	1.92%
Fee Waiver and/or Expense Reimbursement(2)	–0.08%	–0.08%	–0.08%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.34%	2.79%	1.84%

(1)	Restated to reflect current fees.

(2)	The Fund's investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013, in amounts necessary to limit the Fund's operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Class A, Class C and Class M shares to an annual rate (as a percentage of the Fund's average daily net assets) of 1.99%, 2.44% and 1.49%, respectively. This expense limitation arrangement may not be terminated by the Fund's investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class A, Class C or Class M shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C	Class M
1 Year	$798	$382	$187
3 Years	$1,279	$881	$595
5 Years	$1,784	$1,505	$1,029
10 Years	$3,163	$3,185	$2,234

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C	Class M
1 Year	$798	$282	$187
3 Years	$1,279	$881	$595
5 Years	$1,784	$1,505	$1,029
10 Years	$3,163	$3,185	$2,234

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	These Examples are intended to help you compare the costs of investing in Class A, Class C or Class M shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in a diversified portfolio of instruments providing exposure, both long and short, to the U.S. and non-U.S. equity markets, including exchange-traded funds ("ETFs"), futures and options on securities, securities indices and shares of ETFs. The Fund may seek exposure to equity securities of issuers in all market capitalization ranges, including small capitalization companies, without limitation.

Under certain market conditions, the Fund may hold a substantial portion of its assets in cash, cash equivalents, and/or in fixed income securities that are investment grade quality and have maturities of less than three years ("Fixed Income Securities"). The Fund's Fixed Income Securities may include investments in the Forward Floating NAV Short Duration Fund or other Forward Funds.

		The Fund's investment strategy seeks to identify potential long and short investments for the Fund through quantitative analysis of factors including market breadth, market price movements, market trends and market volatility. The Fund is expected to have significant investments in Fixed Income Securities when attractive long or short investment opportunities are not available. The Advisor adjusts the mix of the Fund's long, short and Fixed Income Securities investments based on its analysis of market conditions and at times the Fund's investment positions may be primarily long, short or in Fixed Income Securities. The Fund may employ leveraged investment techniques to increase the Fund's exposure to specific investment opportunities. Generally, the Fund will maintain net investment exposure between 100% net long and 100% net short, although the Fund may have investment exposure up to 200% net long.
Load | Forward Tactical Enhanced Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.15%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%	[1]
Shareholder Services Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.20%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.42%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.34%	[1]
1 Year	rr_ExpenseExampleYear01	798
3 Years	rr_ExpenseExampleYear03	1,279
5 Years	rr_ExpenseExampleYear05	1,784
10 Years	rr_ExpenseExampleYear10	3,163
1 Year	rr_ExpenseExampleNoRedemptionYear01	798
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,279
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,784
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,163
Load | Forward Tactical Enhanced Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.15%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[1]
Shareholder Services Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.87%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.79%	[1]
1 Year	rr_ExpenseExampleYear01	382
3 Years	rr_ExpenseExampleYear03	881
5 Years	rr_ExpenseExampleYear05	1,505
10 Years	rr_ExpenseExampleYear10	3,185
1 Year	rr_ExpenseExampleNoRedemptionYear01	282
3 Years	rr_ExpenseExampleNoRedemptionYear03	881
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,505
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,185
Load | Forward Tactical Enhanced Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.15%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Shareholder Services Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.92%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.84%	[1]
1 Year	rr_ExpenseExampleYear01	187
3 Years	rr_ExpenseExampleYear03	595
5 Years	rr_ExpenseExampleYear05	1,029
10 Years	rr_ExpenseExampleYear10	2,234
1 Year	rr_ExpenseExampleNoRedemptionYear01	187
3 Years	rr_ExpenseExampleNoRedemptionYear03	595
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,029
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,234

[1]	Restated to reflect current fees.
[2]	The Fund's investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013, in amounts necessary to limit the Fund's operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund's average daily net assets) of 1.84% and 1.49%, respectively. This expense limitation arrangement may not be terminated by the Fund's investment advisor prior to such date under any circumstances.
[3]	The Fund's investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013, in amounts necessary to limit the Fund's operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Class A, Class C and Class M shares to an annual rate (as a percentage of the Fund's average daily net assets) of 1.99%, 2.44% and 1.49%, respectively. This expense limitation arrangement may not be terminated by the Fund's investment advisor prior to such date under any circumstances.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Forward Funds
Prospectus Date	rr_ProspectusDate	May 1, 2012
Document Creation Date	dei_DocumentCreationDate	Oct 19, 2012